EQUITY (Details Narrative)								3 Months Ended					9 Months Ended		12 Months Ended
	Dec. 28, 2020 USD ($) shares	Aug. 19, 2020 USD ($) shares	Aug. 14, 2020 USD ($) shares	Jul. 30, 2020 USD ($) shares	Feb. 26, 2020 USD ($) shares	Feb. 24, 2020 shares	Jun. 14, 2018 shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Feb. 24, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 13, 2018 shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized								100,000,000					100,000,000			100,000,000	100,000,000
Common stock value per share | $ / shares								$ 0.0001					$ 0.0001			$ 0.0001	$ 0.0001
Common stock shares issued								14,067,006					14,067,006			13,897,827	13,010,200
Common stock shares outstanding								14,067,006					14,067,006			13,897,827	13,010,200
Number of shares issued													914,488
Sale of private placements | $								$ 24,200	$ 274,521	$ 485,538	$ 46,355	$ 120,000				$ 168,651
Professional fees | $								$ 40,977			$ 57,773		$ 676,022	$ 226,120		$ 242,892	$ 55,131
Sale of private placements | $													$ 300,000
Preferred stock, shares authorized								1,000,000					1,000,000			1,000,000	1,000,000
Preferred stock, value per share | $ / shares								$ 0.0001					$ 0.0001			$ 0.0001	$ 0.0001
Preferred stock, shares issued								1,000					1,000			1,000	1,000
Compensation expense-related party | $																$ 26,020,400
Class A Super Voting Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized						1,000,000
Common stock voting rights						Each share of such stock shall vote with the common stock and have 100,000 votes.
Shares Issued Service [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Professional fees | $													$ 784,259
Consultants And One Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services													393,860
Sale of private placements | $													$ 534,009
Four Independent Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services													125,000
Sale of private placements | $													$ 250,250
Five Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of private placements | $													415,628
Sale of private placements | $													$ 300,000
Paul Adler [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							12,500.000
Preferred stock voting rights													the issuance of super-voting rights enabling him to vote 100,000,000 shares,			the issuance of super-voting rights enabling him to vote 100,000,000 shares,
Preferred stock voting rights percentage													0.99			0.99
Paul Adler [Member] | Class A Super Voting Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, value per share															1,000
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services	5,318	15,000			60,000
Professional fees | $	$ 2,296	$ 11,252			$ 120,000
Investment Banking Firm [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services			30,000	12,000
Professional fees | $			$ 22,503	$ 12,600
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued								14,067,006					14,067,006			13,132,518	13,010,000
Common stock shares outstanding								14,067,006					14,067,006			13,132,518	13,010,000	20,000,000
Number of shares issued										42							170,000
Number of shares issued for services								20,000	149,179	349,681	57,000	60,000				122,318
Sale of private placements | $								$ 2	$ 15	$ 35	$ 57	$ 60				$ 122
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of private placements | $
Preferred stock, shares authorized								20,000,000					20,000,000			20,000,000
Preferred stock, value per share | $ / shares								$ 0.0001					$ 0.0001			$ 0.0001